Structured Entities (Tables)	12 Months Ended
Dec. 31, 2023
Structured Entities [Abstract]
Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests [text block table]	Carrying amounts and size relating to Deutsche Bank’s interests Dec 31, 2023 in € m. Repacka-ging andInvestmentEntities Third PartyFundingEntities Securiti-zations Funds Total Assets Cash and central bank balances 0 0 0 0 0 Interbank balances (w/o central banks) 1 0 0 9 11 Central bank funds sold and securitiespurchased under resale agreements 0 373 209 3,482 4,064 Securities Borrowed 0 0 0 0 0 Total financial assets at fair valuethrough profit or loss 237 4,137 3,372 53,909 61,654 Trading assets 193 2,663 2,750 3,302 8,908 Positive market values(derivative financial instruments) 44 450 6 3,272 3,772 Non-trading financial assets mandatory at fair value through profit or loss 0 1,024 615 47,335 48,974 Financial assets designated at fairvalue through profit or loss 0 0 0 0 0 Financial assets at fair value through other comprehensive income 0 893 330 264 1,487 Loans at amortized cost 233 66,033 31,002 19,433 116,701 Other assets 1 677 3,406 10,581 14,665 Total assets 472 72,112 38,319 87,679 198,582 Liabilities Total financial liabilities at fair valuethrough profit or loss 43 51 71 5,098 5,264 Negative market values(derivative financial instruments) 43 51 71 5,098 5,264 Other short-term borrowings 0 0 0 0 0 Other liabilities 0 0 0 0 0 Total liabilities 43 51 71 5,098 5,264 Off-balance sheet exposure 0 8,737 10,720 6,386 25,843 Total 429 80,798 48,967 88,967 219,162 Dec 31, 2022 in € m. Repacka-ging andInvestmentEntities Third PartyFundingEntities Securiti-zations Funds Total Assets Cash and central bank balances 0 0 0 0 0 Interbank balances (w/o central banks) 1 0 319 7 327 Central bank funds sold and securitiespurchased under resale agreements 0 0 87 2,404 2,491 Securities Borrowed 0 0 0 0 0 Total financial assets at fair valuethrough profit or loss 195 8,675 4,956 46,695 60,520 Trading assets 145 2,910 3,159 3,660 9,874 Positive market values(derivative financial instruments) 34 4,224 863 5,458 10,580 Non-trading financial assets mandatory at fair value through profit or loss 16 1,541 933 37,577 40,067 Financial assets designated at fairvalue through profit or loss 0 0 0 0 0 Financial assets at fair value through other comprehensive income 0 830 298 404 1,532 Loans at amortized cost 212 68,398 31,077 18,896 118,583 Other assets 0 956 3,293 10,405 14,654 Total assets 408 78,859 40,030 78,810 198,107 Liabilities Total financial liabilities at fair valuethrough profit or loss 51 1,251 438 5,021 6,761 Negative market values(derivative financial instruments) 51 1,251 438 5,021 6,761 Other short-term borrowings 0 0 0 0 0 Other liabilities 0 0 0 0 0 Total liabilities 51 1,251 438 5,021 6,761 Off-balance sheet exposure 0 10,644 11,045 6,747 28,437 Total 357 88,252 50,637 80,536 219,782